Segment and Geographic Data	12 Months Ended
Sep. 26, 2020
Segment and Geographic Data [Abstract]
Segment and Geographic Data
12.  Segment and Geographic Data

Berry’s operations are organized into four reporting segments: Consumer Packaging International, Consumer Packaging North America, Engineered Materials, and Health, Hygiene & Specialties.  The structure is designed to align us with our customers, provide improved service, and drive future growth in a cost efficient manner.

Selected information by reportable segment is presented in the following tables:

	2020	2019	2018
Net sales
Consumer Packaging International	$3,789	$1,337	$508
Consumer Packaging North America	2,560	2,333	2,170
Engineered Materials	2,766	2,460	2,364
Health, Hygiene & Specialties	2,594	2,748	2,827
Total	$11,709	$8,878	$7,869

Operating income
Consumer Packaging International	$273	$62	$58
Consumer Packaging North America	275	177	151
Engineered Materials	336	266	306
Health, Hygiene & Specialties	295	469	246
Total	$1,179	$974	$761

Depreciation and amortization
Consumer Packaging International	$315	$106	$31
Consumer Packaging North America	230	198	211
Engineered Materials	117	112	99
Health, Hygiene & Specialties	183	197	197
Total	$845	$613	$538

	2020	2019
Total assets:
Consumer Packaging International	$7,713	$7,412
Consumer Packaging North America	3,320	3,848
Engineered Materials	2,017	1,848
Health, Hygiene & Specialties	3,651	3,361
Total assets	$16,701	$16,469

Selected information by geographical region is presented in the following tables:

	2020	2019	2018
Net sales:
United States and Canada	$6,250	$6,293	$6,266
Europe	4,223	1,637	759
Rest of world	1,236	948	844
Total net sales	$11,709	$8,878	$7,869

	2020	2019
Long-lived assets:
United States and Canada	$6,753	$7,021
Europe	3,813	3,654
Rest of world	2,318	2,037
Total long-lived assets	$12,884	$12,712

Selected information by product line is presented in the following tables:

(in percentages)	2020	2019	2018
Net sales:
Packaging	80%	85%	100%
Non-packaging	20	15	—
Consumer Packaging International	100%	100%	100%

Rigid Open Top	55%	52%	49%
Rigid Closed Top	45	48	51
Consumer Packaging North America	100%	100%	100%

Core Films	58%	49%	45%
Retail & Industrial	42	51	55
Engineered Materials	100%	100%	100%

Health	18%	14%	16%
Hygiene	47	48	46
Specialties	35	38	38
Health, Hygiene & Specialties	100%	100%	100%